Income Taxes - Narratives (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Provisions [Line Items]
Corresponding increase in tax expense	$ 4,247,000	$ (5,028,000)
Letters of credit oustanding	1,573,873,000	1,596,488,000
Income taxes refunded	$ (9,583,000)	$ 4,374,000
Canadian Revenue Agency [member]
Provisions [Line Items]
Percentage of taxes and interest charges	50.00%
Provision for CRA transfer price dispute	$ 11,000,000
Income taxes refunded	5,500,000
Legal proceeding legal fee recovery	10,300,000
Legal proceeding other disbursements recovery	$ 16,700,000